EATON VANCE SERIES TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated November 1, 2019 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 115 (“Amendment No. 115”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 115 was filed electronically with the Commission (Accession No. 0000940394-19-001397) on October 25, 2019.

EATON VANCE SERIES TRUST II

on behalf of Parametric Tax-Managed

Emerging Markets Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma

Date: November 4, 2019